Cash Flow Information	6 Months Ended
Jul. 31, 2020
Cash Flow Information
Cash Flow Information
17	Cash Flow Information

(a) Reconciliation of cash flow from operations with loss are income tax

	6 months to 31 July 2020 NZ $000’s	6 months to 31 July 2019 NZ $000’s

Loss for the period	(18,454)	(28,729)
Cash flows excluded from loss attributable to operating activities
- interest paid on borrowings	3,721	1,025
- interest paid on lease liabilities	-	857
Non-cash flows in loss:
- depreciation and amortisation expense	4,560	4,567
- impairment expense	2,815	6,849
- Transaction expenses	6,748	-
Net changes in assets and liabilities	918	5,862
- net exchange differences	70	(120)
Cash flow from operations	378	(9,689)